Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000255106
Shareholder Report [Line Items]
Fund Name	Pacific NoS Global EM Equity Active ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information Phone Number	844-745-5220
Additional Information Website	https://www.pacificam.co.uk/geme-etf/
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pacific NoS Global EM Equity Active ETF	$43	0.74%

(a) Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.74%
AssetsNet	$ 366,746,716
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 842,388
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

 Fund Statistics

Table Summary
Net Assets	$366,746,716
Number of Portfolio Holdings	50
Investment Advisory Fees	$842,388
Portfolio Turnover Rate	53%

Holdings [Text Block]

 Sector Allocation

Table Summary
Percentage of Net Assets
Information Technology...
28.9%
Industrials...
20.8%
Financials...
18.0%
Consumer Discretionary...
15.1%
Consumer Staples...
4.7%
Energy...
3.6%
Communication Services...
2.1%
Materials...
2.1%

 Country Diversification

Table Summary
Percentage of Net Assets
Republic of Korea...
24.0%
Taiwan...
20.9%
China...
20.1%
South Africa...
5.8%
India...
3.6%
Thailand...
3.5%
Mexico...
2.5%
Argentina...
2.5%
Canada...
2.0%
Malaysia...
1.9%
Poland...
1.8%
Indonesia...
1.6%
Switzerland...
1.2%
United Arab Emirates...
1.2%
Kazakhstan...
1.0%
United States...
0.9%
Saudi Arabia...
0.8%

Largest Holdings [Text Block]

 Ten Largest Holdings

Table Summary
Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd...
11.5%
Samsung Electronics Co., Ltd...
6.8%
SK Square Co., Ltd...
6.7%
SK, Inc...
5.0%
Contemporary Amperex Technology Co., Ltd. - Class A...
3.8%
Alibaba Group Holding, Ltd. - Class W...
3.4%
ICICI Bank, Ltd. - ADR...
3.4%
Samsung Electronics Co., Ltd...
2.8%
YPF S.A. - ADR...
2.7%
MediaTek, Inc...
2.6%